Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Short-term borrowings	¥ 269,444	¥ 77,455
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	49,909	47,409
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	89,000
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	129,835	30,046
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings	¥ 700